INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENT PROPERTIES
Summary of nature and movements of investment property

	As of December 31,
	2025	2024
Land	21,164	—
Buildings	42,702	—
Investment properties	63,866	—

As of December 31,
2025
At the beginning of the year	—
Incorporation through acquisition (1)	71,209
Depreciation	(2,028)
Decreases	(5,315)
At the end of the year	63,866
(1)	Corresponds to the acquisition of TMA (see Note 29).